CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		109 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,663,983)	$ (2,147,084)	$ (13,560,324)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	12,464	19,504	244,001
Issuance of common stock for consulting			23,488
Expenses related to employee stock options	158,430	1,566,816	2,462,609
Amortization of debt discount		8,646	19,292
Non-cash fair value of stock options issued to non-employee for consulting	110,500		1,480,610
Non-cash fair value of warrants issued to non-employees	45,816		45,816
Loss on fixed asset dispositions			71,550
Gain on debt settlement	(124,000)		(1,607,016)
Loss on early extinguishment of debt			61,419
Expenses Paid by issuance of Preffered stock / Common stock		98,649	177,650
(Increase) decrease in:
Accounts receivable		(218,753)	50,000
Prepaid expenses	(56,569)	(66,237)	(106,859)
Increase (decrease) in:
Accounts payable	11,879	(240,368)	717,998
Accrued expenses	(36,122)	(226,704)	498,892
Net Cash Used by Operating Activities	(1,541,585)	(1,205,531)	(9,420,874)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for intangible assets		(2,500)	(161,609)
Net cash received in acquisition		69	69
Cash paid for purchase of property and equipment	(33,035)		(405,078)
Net Cash Used by Investing Activities	(33,035)	(2,431)	(566,618)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes - stockholder			1,400,000
Proceeds from issuance of short-term convertible notes		195,000	608,165
Advances from stockholders			679,500
Proceeds from sale of common stock, net		2,630,929	7,070,348
Proceeds from sale of preferred stock, net		1,395,000	1,920,000
Net Cash Provided by Financing Activities		4,220,929	11,678,013
Net Increase (Decrease) in Cash and Cash Equivalents	(1,574,620)	3,012,967	1,690,521
Cash and Cash Equivalents, Beginning of Period	3,265,141	11,413
Cash and Cash Equivalents, End of Period	1,690,521	3,024,380	1,690,521
Supplemental Cash Flow Disclosures:
Interest expense paid in cash
Income tax paid
Supplemental Non-Cash Disclosure:
Conversion of preferred stock to common stock			288
Notes payable - stockholder - settled in common stock		835,000	2,135,000
Accrued interest - stockholder - settled in common stock		41,180	188,569
Preferred Stock Dividend	(81,416)		(1,058,804)
Advances from stockholders settled in common stock			679,500
Accounts payable settled in common stock			471,472
Accounts payable settled in common stock options			30,500
Accrued expenses settled in common stock options			3,000
Decrease in accounts payable related to fixed asset disposition			133,314
Decrease in accounts payable related to settlement	124,000	113,406	296,889
Decrease in accrued expenses related to settlement			3,000
Increase in accounts receivable related to common stock issuance			$ 50,000